CAPITAL AND RESERVES - Issuance of Common Shares (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)	94,380	213,686
Average exercise price (in usd per share) | $ / shares	$ 37.17	$ 30.93
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $	$ 32,566	$ 20,992	$ 13,055
Number of awards granted (in shares)	801,041	168,669	309,384
Number of awards vested (in shares)	266,300	235,392	219,047
Weighted average exercise price (in usd per share) | $ / shares	$ 122.29	$ 89.18	$ 59.37
2012 and 2014 Share-based Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)		213,686	175,272
Average exercise price (in usd per share) | $ / shares		$ 30.93	$ 33.24
Value of share options exercised in share-based payment arrangement | $	$ 3,508	$ 6,612	$ 5,825